UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2010

Date of reporting period: 06/30/2010

Item 1. Report to Stockholders.

                                 SEMIANNUAL REPORT

                                   June 30, 2010

                          NICHOLAS MONEY MARKET FUND, INC.
                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

August 2010

Report to Fellow Shareholders:

Among the number of events to consider when reviewing the first half of 2010, a few items stood out as particularly noteworthy regarding money market funds. First, short-term interest rates remained at historically low levels for the first six-months of 2010, a trend that shows no signs of abating soon. Based on a Federal Reserve Board statistical release, the 60-day AA Nonfinancial Commercial Paper Interest Rate averaged around 19 basis points for the first six months of 2010 with a low of 11 basis points near the beginning of the period and a high of 30 basis points in late May and early June. Optimism about the growth in the US economy was rising near the end of the period, but has recently receded, as more of the current economic news is skewing negative.

Another significant item centers on the reforms implemented for money market funds to make these funds more resilient to certain short-term market risks. The recent financial crisis created stress on a number of funds (mostly institutional funds) to maintain a stable $1.00 net asset value per share. To combat this, the SEC instituted a number of amendments to Rule 2a-7 of the Investment Company Act of 1940. This rule governs funds that hold themselves out to be money market funds. One of the key changes to Rule 2a-7 includes reducing a funds maximum weighted average maturity ("WAM") from the previous 90-day to the current 60-day limit. The lower a funds WAM is, the lower its exposure to interest rate changes. Further, money market funds are limited in terms of the weighted average life. This may make it more difficult for a money market fund to fit adjustable rate securities (which often have higher yields) into its portfolio. Perhaps the biggest change requires taxable money market funds to commit a minimum 10% daily, and 30% weekly of their assets in cash or securities that can easily be converted into cash. This requirement is primarily to cover the vagaries of shareholder redemptions, especially when turbulent times can spook investor confidence in the markets. Expect the demand by money market funds for short-term U.S. Treasuries and certain government agency securities to increase as these government-backed issues can help a fund better meet its liquidity requirements. Also, funds will have additional reporting requirements. The result of these reforms most likely will homogenize funds and decrease fund yields but at the same time will probably make them more liquid.

One of the largest issuers of short-term securities (the type of securities money funds purchase) by industry is financial institutions. Recently the U.S. Congress enacted a finance reform bill which will give the government more insight into these firms operations. One of the main causes of the recent credit crisis was the lack of oversight of the shadow banking system. This often resulted in highly leveraged conduit firms securitizing somewhat nontransparent assets. Although securitization can fulfill useful functions within market places, the threat of contagion emanating from a bankrupt institution can create havoc to the highly interconnected banking system, credit markets and the economy in general. Hopefully the new law will give purchasers of short-term financial debt a higher comfort level when buying these instruments.

Money market funds for the first six months ending June 30, 2010 have struggled to maintain a yield with the Lipper Money Market Fund average indicating just a one basis point return year-to-date at June 30, 2010. Many funds currently have no yields or positive returns at all. Within this scenario, Nicholas Money Market Fund had a six-month total return of 0.03% as of June 30, 2010.

Returns for the Nicholas Money Market Fund and the Lipper Money Market Fund Category are provided in the chart below for the period ended June 30, 2010.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Money Market Fund, Inc.	0.03%	0.07%	1.60%	2.68%	2.46%
Lipper Money Market Fund Category	0.01%	0.04%	1.49%	2.48%	2.21%
Fund's Gross Expense Ratio: 0.49% *

*During the current year, the Adviser agreed to voluntarily absorb annualized Fund management fees of 0.30%. The Adviser may decrease or discontinue its absorption of the Fund's management fees at any time in its sole discretion. The Fund's expense ratios for the period ended June 30, 2010 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns and yields are reduced by expenses. Assumes reinvestment of dividends. Returns and yields shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund decreased its WAM from 80 days at the beginning of the period, to 47 days by June 30, 2010. Part of the decrease was to comply with the new regulations but also because the spreads going further out on the short end of the yield curve weren't particularly appealing.

Within the report period, the Fund added U.S. Treasuries to its holdings. These securities help fill the 10 and 30% liquidity buckets mentioned above and the Fund is likely to add to this type of holding when U.S. Treasury yield opportunities look more favorable. The majority of the portfolio was invested in top-tier commercial paper with the remaining portions filled in with US government agency debt and corporate notes.

For the period ended June 30, 2010, the Fund ranked (based on total fund returns) within the top 13th percentile (37 out of 292 funds) for 12-month total return as compared to the Lipper Money Market Fund Category as reported by Lipper Analytical Services, Inc. ("Lipper"). For the 3-, 5-and 10-year periods the Fund ranked within the top 37th, 29th, and 22nd percentile for average annual total return as reported by Lipper (103 out of 278, 74 out of 256 and 44 out of 205 funds, respectively).

As mentioned above, the Fund has currently waived all management fees (30 basis points on an annual basis). This waiver creates a one-for-one increase in yield for every basis point reduction. Even without the waiver, the Fund's expense ratio is favorable when compared to other money market funds.

Currently the US economy is experiencing positive but sluggish growth. The housing and commercial real estate markets remain a concern, exports are lagging with stagnant employment and weaker than expected June 2010 consumer spending adding to the general malaise within the economy. The Fed has begun buying Treasury bonds to keep interest rates low and keep aiding what it considers a gradual recovery. Since the Fed has nearly no room to lower short-term rates it may have to implement other measures to keep the economy growing. With just moderate economic advance in the current year and talk of deflation, expect the short-term interest rate environment to remain unusually low for the remainder of 2010.

Thank you for your continued support.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May

Portfolio Manager

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Current and future portfolio holdings are subject to risk.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Please refer to the statement of net assets in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Basis Point: One hundredth of a percentage point. For example 50 basis points equals .50%.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return and yield would be reduced.

 Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/10)

Financial Highlights (NICXX)
For a share outstanding throughout each period
------------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                Years ended December 31,
                                     June 30, 2010 ---------------------------------------------
                                      (unaudited)   2009      2008      2007      2006      2005
                                     -------------  ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...............   .000(1)   .002      .022      .047      .045      .027
                                         -----     -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ..........  (.000)(1) (.002)    (.022)    (.047)    (.045)    (.027)
                                         -----     -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ........  $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                         -----     -----     -----     -----     -----     -----
                                         -----     -----     -----     -----     -----     -----
TOTAL RETURN ..........................   .03%(2)   .16%     2.26%     4.83%     4.58%     2.75%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ..  $78.9     $80.2     $89.7     $84.7     $66.7     $89.8
Ratio of expenses to
 average net assets ...................   .17%(3)   .30%      .49%      .52%      .56%      .52%
Ratio of net investment income
 to average net assets ................   .05%(3)   .16%     2.21%     4.72%     4.45%     2.74%
Absent reimbursement of expenses
 by Adviser (Note 2(a)) -
Ratio of expenses to
 average net assets ...................   .47%(3)   .49%
Ratio of net investment income
 to average net assets ................ (.25)%(3) (.03)%
(1) Amount rounds to $0.000.  Actual amount is $0.0002.
(2) Not annualized.
(3) Annualized.

     The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Portfolio Maturity (As a Percentage of Portfolio)
June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
        VERTICAL BAR CHART PLOT POINTS
        1 Day ....................................     6.56%
        2 - 7 Days ...............................    15.57%
        8 - 30 Days ..............................    35.25%
        31 - 60 Days .............................    12.83%
        61 - 90 Days .............................    11.30%
        91 - 120 Days ............................     3.89%
        121 - 180 Days ...........................    12.69%
        > 181 Days ...............................     1.91%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/09         06/30/10       01/01/10 - 06/30/10
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,000.30              $0.83
        Hypothetical   1,000.00          1,024.17               0.84
        (5% return before expenses)
        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 178 then divided by 365 to reflect the one-half year period.

Statement of Net Assets
June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
                                                      Yield to       Amortized
  Principal                               Maturity    Maturity          Cost
   Amount                                   Date     (Note 1(b))    (Note 1(a))
-------------                            ----------  -----------   ------------
COMMERCIAL PAPER - 79.62%
$  650,000   Honeywell
              International, Inc. ...... 07/01/2010     0.23%      $   650,000
   500,000   NetJets Inc. .............. 07/01/2010     0.25%          500,000
 1,500,000   Procter & Gamble
              International
              Funding S.C.A. ........... 07/01/2010     0.21%        1,500,000
   500,000   Procter & Gamble
              International
              Funding S.C.A. ........... 07/01/2010     0.23%          500,000
 1,125,000   Procter & Gamble
              International
              Funding S.C.A. ........... 07/02/2010     0.26%        1,124,992
 2,500,000   Wisconsin Gas Company ..... 07/02/2010     0.20%        2,499,986
   625,000   American Honda
              Finance Corporation ...... 07/06/2010     0.24%          624,979
 1,430,000   BASF SE ................... 07/06/2010     0.24%        1,429,952
   975,000   BASF SE ................... 07/06/2010     0.23%          974,969
   850,000   ConocoPhillips Qatar
              Funding Ltd. ............. 07/06/2010     0.22%          849,974
 1,275,000   Wisconsin Electric
              Power Company ............ 07/06/2010     0.24%        1,274,958
   550,000   Abbott Laboratories ....... 07/07/2010     0.20%          549,982
   950,000   American Honda
              Finance Corporation ...... 07/07/2010     0.22%          949,966
 1,000,000   American Honda
              Finance Corporation ...... 07/07/2010     0.26%          999,957
 1,000,000   NetJets Inc. .............. 07/07/2010     0.22%          999,963
 2,000,000   Covidien International
              Finance S.A. ............. 07/08/2010     0.33%        1,999,872
 1,500,000   Covidien International
              Finance S.A. ............. 07/08/2010     0.30%        1,499,913
 2,500,000   McDonald's Corporation .... 07/09/2010     0.23%        2,499,872
   695,000   Prudential Funding, LLC ... 07/09/2010     0.25%          694,961
   425,000   BNP Paribas Finance Inc. .. 07/12/2010     0.27%          424,965
   750,000   Coca-Cola Company (The) ... 07/12/2010     0.24%          749,945
   500,000   Johnson & Johnson ......... 07/12/2010     0.22%          499,967
   675,000   Nestle Capital
              Corporation .............. 07/12/2010     0.22%          674,953
   600,000   Nestle Capital
              Corporation .............. 07/12/2010     0.21%          599,962
   700,000   Nestle Finance
              International Ltd. ....... 07/12/2010     0.25%          699,946
 1,950,000   Prudential Funding, LLC ... 07/13/2010     0.25%        1,949,837
 2,000,000   Sigma-Aldrich Corporation . 07/13/2010     0.18%        1,999,880
   259,000   Wal-Mart Stores, Inc. ..... 07/13/2010     0.18%          258,984
 1,025,000   BNP Paribas Finance Inc. .. 07/14/2010     0.27%        1,024,900
 1,900,000   Campbell Soup Company ..... 07/14/2010     0.23%        1,899,842
 2,000,000   Microsoft Corporation ..... 07/15/2010     0.17%        1,999,868
 2,050,000   ANZ National
              (International) Ltd. ..... 07/19/2010     0.28%        2,049,713
 1,000,000   American Express
              Credit Corporation ....... 07/23/2010     0.20%          999,878
 2,000,000   American Express
              Credit Corporation ....... 07/26/2010     0.20%        1,999,722
   750,000   American Express
              Credit Corporation ....... 07/28/2010     0.20%          749,888
   275,000   Microsoft Corporation ..... 07/28/2010     0.20%          274,959
   950,000   Prudential Funding, LLC ... 07/29/2010     0.30%          949,778
 1,450,000   Campbell Soup Company ..... 08/03/2010     0.25%        1,449,668
 3,000,000   Johnson & Johnson ......... 08/04/2010     0.27%        2,999,235
 1,000,000   Merck & Co., Inc. ......... 08/05/2010     0.19%          999,815
   150,000   General Electric
              Capital Corporation ...... 08/16/2010     0.28%          149,947
 1,025,000   Harvard University,
              Massachusetts ............ 08/17/2010     0.22%        1,024,706
   500,000   BASF SE ................... 08/19/2010     0.25%          499,830
 1,500,000   Abbott Laboratories ....... 08/23/2010     0.20%        1,499,558
   645,000   Honeywell
              International, Inc. ...... 08/31/2010     0.30%          644,671
 1,275,000   NetJets Inc. .............. 08/31/2010     0.20%        1,274,568
 1,200,000   Nordea North America Inc. . 09/10/2010     0.46%        1,198,935
 1,200,000   General Electric
              Capital Corporation ...... 09/20/2010     0.30%        1,199,190
 1,000,000   Nestle Capital
              Corporation .............. 09/20/2010     0.30%          999,325
 1,700,000   ANZ National
              (International) Ltd. ..... 09/23/2010     0.45%        1,698,255
 1,500,000   ConocoPhillips Qatar
              Funding Ltd. ............. 09/28/2010     0.22%        1,499,184
   750,000   Nestle Capital
              Corporation .............. 10/06/2010     0.33%          749,333
 1,000,000   Coca-Cola Company (The) ... 10/29/2010     0.32%          998,933
 2,000,000   Coca-Cola Company (The) ... 12/01/2010     0.41%        1,996,600
                                                                   -----------
              TOTAL COMMERCIAL PAPER ...                            62,813,036
                                                                   -----------
FIXED RATE CORPORATE NOTES - 3.13%
 2,000,000   Wal-Mart
              Stores, Inc., 4.125% ..... 07/01/2010     0.27%        2,000,000
   150,000   Coca-Cola
              Enterprises, Inc., 4.25% . 09/15/2010     0.36%          151,199
   250,000   Medtronic, Inc., 4.375% ... 09/15/2010     0.30%          252,091
    68,000   John Deere Capital
              Corporation Medium-Term
              Notes, Series D, 4.875% .. 10/15/2010     0.43%           68,830
                                                                   -----------
              TOTAL FIXED RATE
               CORPORATE NOTES .........                             2,472,120
                                                                   -----------
FLOATING RATE CORPORATE NOTES - 3.59%
    28,492   American Family
              Financial
              Services, Inc. (1) ....... 07/01/2010     0.10%           28,492
 1,300,000   Kimberly-Clark
              Corporation .............. 07/30/2010     0.29%        1,300,157
 1,500,000   General Electric Capital
              Corporation Global
              Medium-Term Notes ........ 08/20/2010     0.48%        1,500,344
                                                                   -----------
              TOTAL FLOATING RATE
               CORPORATE NOTES .........                             2,828,993
                                                                   -----------
U.S. GOVERNMENT AND AGENCY SECURITIES - 13.65%
 1,475,000   Federal Home Loan
              Mortgage Corporation ..... 10/19/2010     0.25%        1,473,873
   775,000   Federal Home Loan
              Mortgage Corporation ..... 10/26/2010     0.25%          774,370
 4,000,000   U.S. Treasury
              Note, 1.25% .............. 11/30/2010     0.23%        4,016,983
 3,000,000   U.S. Treasury Bill ........ 12/02/2010     0.22%        2,997,177
 1,500,000   U.S. Treasury Note, 0.875%  12/31/2010     0.26%        1,504,558
                                                                   -----------
              TOTAL U.S. GOVERNMENT
               AND AGENCY SECURITIES ...                            10,766,961
                                                                   -----------
              TOTAL INVESTMENTS
               - 99.99% ................                            78,881,110
                                                                   -----------
             OTHER ASSETS, NET OF
              LIABILITIES - 0.01% .....                                  6,564
                                                                   -----------
              TOTAL NET ASSETS
               (basis of percentages
               disclosed above) - 100%                             $78,887,674
                                                                   -----------
                                                                   -----------

             NET ASSET VALUE PER SHARE ($0.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
              ($78,887,674 / 78,887,674 shares outstanding) ............ $1.00
                                                                         -----
                                                                         -----
(1)  Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Interest ..................................................      $  90,781
                                                                     ---------
         Total income .........................................         90,781
                                                                     ---------
EXPENSES
    Management fee ............................................        120,395
    Registration fees .........................................         13,979
    Transfer agent fees .......................................         12,599
    Audit and tax fees ........................................         11,000
    Legal fees ................................................          5,956
    Directors' fees ...........................................          5,720
    Accounting system and pricing service fees ................          5,691
    Printing ..................................................          4,622
    Postage and mailing .......................................          3,672
    Insurance .................................................          3,398
    Custodian fees ............................................          2,016
    Other operating expenses ..................................          1,489
                                                                     ---------
         Total expenses before reimbursement ..................        190,537
                                                                     ---------
         Reimbursement of expenses by adviser (Note 2(a)) .....       (120,395)
                                                                     ---------
         Total expenses after reimbursement ...................         70,142
                                                                     ---------
         Net investment income ................................      $  20,639
                                                                     ---------
                                                                     ---------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2010 (unaudited) and the year ended December
31, 2009
-------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               06/30/2010          Year Ended
                                              (unaudited)          12/31/2009
                                              ------------        ------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $     20,639        $    135,434
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............       (20,639)           (135,434)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ............    24,616,702          36,359,618
    Reinvestment of distributions ..........        20,677             236,908
    Cost of shares redeemed ................   (25,914,664)        (46,101,312)
                                              ------------        ------------
         Change in net assets
          derived from capital share
          transactions .....................    (1,277,285)         (9,504,786)
                                              ------------        ------------
         Total change in net assets ........    (1,277,285)         (9,504,786)
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................    80,164,959          89,669,745
                                              ------------        ------------
    End of period ..........................  $ 78,887,674        $ 80,164,959
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2010 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:
    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.
         Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.  Variable rate instruments purchased at par are valued at cost which approximates market value.  The Fund did not maintain any positions in derivative instruments or engage in any hedging activities during the year.  Investment transactions are generally accounted for on the trade date.
         In accordance with Accounting Standards Codification ("ASC") 820-10,
         "Fair Value Measurements and Disclosures" ("ASC 820-10"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique.
         Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the
         circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
              Level 1 - quoted prices in active markets for identical
              investments
              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
         The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:
                                                     Investments
                                                         in
              Valuation Inputs                       Securities
              --------------------------------------------------
              Level 1 -
                None ............................... $        --
              Level 2 -
                Commercial Paper ...................  62,813,036
                Fixed Rate Corporate Notes .........   2,472,120
                Floating Rate Corporate Notes ......   2,828,993
                U.S. Government and Agency
                 Securities ........................  10,766,961
              Level 3 -
                None ...............................          --
                                                     -----------
                                       Total ....... $78,881,110
                                                     -----------
                                                     -----------
    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For fixed rate and floating rate notes, the yield to maturity is calculated based on current interest rate and payment frequency.
    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and purchases investments which have maturities of 397 days or less.  As of June 30, 2010, the Fund's dollar-weighted average portfolio maturity was 47 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the
         Internal Revenue Code applicable to regulated investment companies.
         The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
         Dividends from net investment income of the Fund are accrued daily and paid monthly.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gain distributions are included in ordinary income for tax purposes.  The Fund distributed
         $20,639 and $135,434 of ordinary income during the six months ended
         June 30, 2010 and the year ended December 31, 2009, respectively.
         There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of
         June 30, 2010.
         The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2010.  Also, the Fund recognized no interest and penalties related to uncertain tax benefits in fiscal 2010.  At June 30, 2010, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.
    (e)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
    (f)  In connection with the preparation of the Fund's financial statements, management evaluated subsequent events after the balance sheet date of
         June 30, 2010.  There have been no significant subsequent events since
         June 30, 2010 that would require adjustment to or additional disclosure in these financial statements.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.
         The Adviser has voluntarily agreed to absorb the Fund's management fees for the period ended June 30, 2010.  Under this agreement, the
         Adviser absorbed $120,395 during the period ended June 30, 2010.  The
         Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the
         Fund exceed .50% of the average net assets for the year.  No such reimbursements were made in 2010.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and
         (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.
    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $3,706 for the period ended June 30, 2010 for legal services rendered by this law firm.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In February 2010, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through February 2011.  In connection with the renewal of the Investment
Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the fiscal year ended December 31, 2009, the management fee was 0.30% and the Fund's total expense ratio absent reimbursement by the Adviser (including the management fee) was 0.49%.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group:
(i) the Fund's expense ratio, which was low compared to the overall peer group;
(ii) the Fund's performance on a short-term and long-term basis; (iii) the
Fund's management fee; and (iv) the range and quality of the services offered by the Adviser. Specifically, the Board noted that the Fund performed in the upper forty-first, thirty-seventh, twenty-seventh and twenty-first percent of its category for the 1-, 3-, 5-, and 10-year periods and the upper forty-first, fortieth and twenty-fourth percent for the calendar years 2009, 2008 and 2007, within the money market funds in the Lipper, Inc. universe.
The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement.  The Board discussed the nature, extent, and quality of the services to be provided by the Adviser and concluded that the services provided were consistent with the terms of the advisory agreement and the needs of the Fund, and that the services provided were of a high quality.
The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund's performance relative to peer funds.  The Board reviewed the actual relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to comparable funds.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund's fee levels and concluded that the
Adviser had been instrumental in holding down Fund costs.
The Board considered the cost of services provided by the Adviser.  The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the
Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.
The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund.  The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Money Market Fund, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2010

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/30/2010